UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

Practus™ LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item #1. Reports to Stockholders.

INDEX	B Riley Diversified Equity Fund

Semi-Annual Report to Shareholders

B. RILEY DIVERSIFIED EQUITY FUND

For the Six Months Ended
June 30, 2018
(unaudited)

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 97.69%

AEROSPACE & DEFENSE – 2.35%
Arotech Corp.*	83,826	$314,348

AGRICULTURAL PRODUCTS – 3.39%
S&W Seed Company*	139,186	452,354

BEVERAGES – 2.34%
Primo Water Corp.*	17,873	312,599

COMMUNICATIONS EQUIPMENT – 4.68%
Lumentum Holdings Inc.*	5,516	319,376
ViaSat, Inc.*	4,661	306,321

		625,697

CONSUMER DISCRETIONARY – 8.11%
Century Communities, Inc.*	10,000	315,500
Gentherm Inc.*	4,000	157,200
The Children’s Place	2,300	277,840
TravelCenters of America LLC*	95,000	332,500

		1,083,040

ENERGY – 15.80%
Amyris, Inc.*	58,700	375,093
Archrock, Inc.*	25,800	309,600
Hi-Crush Partners LP	21,000	247,800
Martin Midstream Partners LP	19,900	274,620
Select Energy Services Inc, Class A*	18,970	275,634
Southwestern Energy Company*	61,500	325,950
USA Compression Partners, LP	18,000	302,940

		2,111,637

FINANCIALS – 9.05%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,000	335,750
Meta Financial Group, Inc.	3,000	292,200
MGIC Investment Corp.*	29,000	310,880
Preferred Bank	4,400	270,424

		1,209,254

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2018
(unaudited)

		Fair
	Shares	Value

HEALTH CARE – 8.21%
Immunomedics, Inc.*	11,200	$265,104
Novavax, Inc.*	198,700	266,258
Spectrum Pharmaceuticals, Inc.*	15,000	314,400
ViewRay Inc.*	36,300	251,196

		1,096,958

INDUSTRIAL – 10.84%
Dycom Industries, Inc.*	3,100	292,981
HC2 Holdings Inc.*	90,000	526,500
Matthews International Corp.	5,500	323,400
Pointer Telocation Ltd.*	25,500	306,000

		1,448,881

INTERNET SOFTWARE & SERVICES – 6.40%
Groupon, Inc.*	67,000	288,100
Stamps.com Inc.*	1,000	253,050
TrueCar, Inc.*	31,106	313,860

		855,010

MATERIALS – 1.97%
Koppers Holdings, Inc.*	6,867	263,349

MEDIA – 3.74%
IMAX Corp.*	6,600	146,190
Sinclair Broadcast Group, Inc. – A	11,000	353,650

		499,840

REAL ESTATE – 4.61%
Industrial Logistics Properties Trust	13,800	308,430
UMH Properties, Inc.	20,000	307,000

		615,430

SEMICONDUCTOR – 5.85%
Cohu, Inc.	19,925	488,362
Marvell Technology Group Ltd.	13,693	293,578

		781,940

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2018
(unaudited)

		Fair
	Shares	Value

SOFTWARE – 4.78%
NetScout Systems, Inc.*	11,537	$342,649
TiVo Corp.	22,000	295,900

		638,549

TECHNOLOGY HARDWARE STORAGE – 2.82%
Iteris Inc.*	77,999	377,515

TELECOMMUNICATIONS – 2.75%
Ooma, Inc.*	25,979	367,603

TOTAL COMMON STOCKS – 97.69%		13,054,004

(Cost: $12,666,480)

MONEY MARKET – 2.03%
Fidelity Money Market, 0.0685%**	271,271	271,271

(Cost: $271,271)

NET INVESTMENTS IN SECURITIES – 99.72%
(Cost: $12,937,751)		13,325,275
Other assets, net of liabilities – 0.28%		36,865

NET ASSETS – 100.00%		$13,362,140

*Non-income producing
**Effective 7 day yield as of June 30, 2018.

See Notes to Financial Statements.

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $12,937,751 (Note 1))	$13,325,275
Dividends and interest receivable	327
Due from advisor	5,596
Prepaid expenses	38,646

TOTAL ASSETS	13,369,844

LIABILITIES
Accrued 12b-1 fees	1,835
Accrued administration, accounting and transfer agent fees	3,096
Other accrued expenses	2,773

TOTAL LIABILITIES	7,704

NET ASSETS	$13,362,140

Net Assets Consist of:
Paid-in-capital	$10,314,289
Accumulated net investment income (loss)	(81,715)
Accumulated net realized gain (loss) on investments	2,742,042
Net unrealized appreciation (depreciation) of investments	387,524

Net Assets	$13,362,140

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class Shares
Net Assets	$11,122,039
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	768,188
Net Asset Value, Offering and Redemption Price Per Share	$14.48

Class A Shares
Net Assets	$2,240,101
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	156,566
Net Asset Value, Offering and Redemption Price Per Share	$14.31

Maximum Offering Price Per Share*	$15.18

* Maximum Offering Price Per Share including sales charge of 5.25%

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2018 (unaudited)

INVESTMENT INCOME
Dividends	$51,880
Interest	104

Total investment income	51,984

EXPENSES
Investment management fees (Note 2)	131,236
12B-1 and servicing fees Class A (Note 2)	2,463
Recordkeeping and administrative services (Note 2)	14,877
Accounting fees (Note 2)	12,397
Custody fees	4,168
Transfer agent fees (Note 2)	12,075
Professional fees	22,218
Filing and registration fees	8,570
Trustee fees	2,827
Compliance fees	3,503
Shareholder reporting	7,019
Shareholder servicing (Note 2)
Institutional Class	4,597
Class A	1,664
Other	9,325

Total expenses	236,939
Fee waivers and reimbursed expenses (Note 2)	(103,240)

Net expenses	133,699

Net investment income (loss)	(81,715)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,700,338
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,956,189)

Net realized and unrealized gain (loss) on investments	744,149

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$662,434

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	June 30, 2018	Year ended
	(unaudited)	December 31, 2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(81,715)	$(106,363)
Net realized gain (loss) on investments	2,700,338	697,169
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,956,189)	1,710,650

Increase (decrease) in net assets from operations	662,434	2,301,456

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	4,283,624	21,349,011
Class A	795,607	1,895,286
Distributions reinvested
Institutional Class	–	–
Class A	–	–
Shares redeemed
Institutional Class	(14,384,199)	(7,663,193)
Class A	(196,250)	(484,557)

Increase (decrease) in net assets from capital stock transactions	(9,501,218)	15,096,547

NET ASSETS
Increase (decrease) during period	(8,838,784)	17,398,003
Beginning of period	22,200,924	4,802,921

End of period*	$13,362,140	$22,200,924

*Includes undistributed net investment income (loss) of:	$(81,715)	$–

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

	Six months ended June 30, 2018 (unaudited)		Year ended December 31, 2017		Year ended December 31, 2016	Year ended December 31, 2015	February 10, 2014* through December 31, 2014

Net asset value, beginning of period	$14.12		$11.63		$9.82	$10.25	$10.00

Investment activities
Net investment income (loss)(1)	(0.06)		(0.09)		0.06	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	0.42		2.58		1.82	(0.37)	0.29

Total from investment activities	0.36		2.49		1.88	(0.43)	0.25

Distributions
Net investment income	–		–		(0.07)	–	–

Net asset value, end of period	$14.48		$14.12		$11.63	$9.82	$10.25

Total Return	2.55%	**	21.41%		19.17%	(4.20% )	2.50%	**

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.22%	***	2.64%		6.20%	3.18%	3.20%	***
Expenses, net of fee waivers and reimbursements	1.25%	***	1.25%		1.25%	1.25%	1.25%	***
Net investment income (loss)	(0.75%	)***	(0.70%	)	0.59%	(0.52% )	(0.41%	)***
Portfolio turnover rate	109.06%	**	199.76%		201.69%	202.83%	191.14%	**
Net assets, end of period (000’s)	$11,122		$20,596		$4,771	$4,739	$9,377

(1) Per share amounts calculated using the average number of shares outstanding during the period.
* Inception date
** Not annualized
*** Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	Six months ended June 30, 2018 (unaudited)		Year ended December 31, 2017		Year ended December 31, 2016	Year ended December 31, 2015	September 5, 2014* through December 31, 2014

Net asset value, beginning of period	$14.02		$11.58		$9.79	$10.24	$10.01

Investment activities
Net investment income (loss)(1)	(0.07)		(0.12)		0.03	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	0.36		2.56		1.81	(0.37)	0.25

Total from investment activities	0.29		2.44		1.84	(0.45)	0.23

Distributions
Net investment income	–		–		(0.05)	–	–

Net asset value, end of period	$14.31		$14.02		$11.58	$9.79	$10.24

Total Return(2)	2.07%	**	21.07%		18.79%	(4.39% )	2.30%	**

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.59%	***	3.13%		6.45%	3.43%	3.45%	***
Expenses, net of fee waivers and reimbursements	1.50%	***	1.50%		1.50%	1.50%	1.50%	***
Net investment income (loss)	(1.00%	)***	(0.91%	)	0.34%	(0.78% )	(0.66%	)***
Portfolio turnover rate	109.06%	**	199.76%		201.69%	202.83%	191.14%	**
Net assets, end of period (000’s)	$2,240		$1,605		$31	$28	$6

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Total return does not reflect applicable sales loads.
* Inception date
** Not annualized
*** Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2018 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The B. Riley Diversified Equity Fund (the “Fund”) is a diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on February 10, 2014. The Fund currently offers Institutional Class, Investor Class and Class A shares. At June 30, 2018 there were no Investor Class shares outstanding.

The objective of the Fund is to seek to achieve capital appreciation.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii)when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2018 (unaudited)

investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$13,054,004	$–	$–	$13,054,004
Money Market	271,271	–	–	271,271

	$13,325,275	$–	$–	$13,325,275

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended June 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended June 30, 2018.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2018 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions taken for each of the open tax years (2015 – 2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended June 30, 2018, there were no such reclassifications.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2018 (unaudited)

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. As of June 30, 2018, there were no Investor Class shares outstanding.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement, B. Riley Asset Management, a division of B. Riley Capital Management, LLC (the “Advisor” or “B. Riley”), provides investment advisory services for an annual fee of 1.25% of average daily net assets.

The Advisor received, waived, and reimbursed expenses for the six months ended June 30, 2018 as follows:

Management Fee	Management Fee	Expenses
Earned	Waived	Reimbursed

$131,236	$103,240	$–

In the interest of limiting the operating expenses of the Fund, B. Riley has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor may not terminate this expense limitation agreement prior to April 30, 2020. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of June 30, 2018 was $716,903 and expires as follows:

Recoverable Reimbursements and Expiration Date

2018	2019	2020	2021

$194,862	$209,739	$209,062	$103,240

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2018 (unaudited)

Subject to policies established by the Board, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. The Advisor typically executes the Fund’s portfolio transactions through its affiliated broker-dealer, B. Riley & Co., LLC, on an agency basis while principal trades on behalf of the Fund are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information and, market and economic analysis provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable process and commission rates that are reasonable in relation to the benefits received. Under the 1940 Act, persons affiliated with an affiliate of the Advisor (such B. Riley & Co., LLC) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, B. Riley & Co., LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, B. Riley & Co., LLC may serve as broker in the Fund’s over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection therewith such transactions will be executed on a fully disclosed basis through its clearing firm. For the six months ended June 30, 2018, B. Riley & Co., LLC received brokerage commissions of $51,827 and the total value of transactions generating brokerage commissions was $55,269,536.

The Fund’s Class A Shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act providing for the payment of distribution and service fees to the Distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets attributable to its Class A Shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A Shares. For the six months ended June 30, 2018, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$2,463

The Fund has adopted a shareholder services plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2018 (unaudited)

investment advisory services. For the six months ended June 30, 2018, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Institutional Class	Shareholder Servicing	$4,597
Class A	Shareholder Servicing	$1,664

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2018, FDCC received commissions of $8,163.49 from the sale of Fund shares.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. For the six months ended June 30, 2018, the following fees were earned:

Administration	Transfer Agent	Accounting
$14,877	$12,075	$12,397

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$22,580,663	$32,688,873

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the six months ended June 30, 2018 or the year ended December 31, 2017.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2018 (unaudited)

As of June 30, 2018 and December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Six months ended
	June 30, 2018	Year ended
	(unaudited)	December 31, 2017

Undistributed income (loss)	$(81,715)	$200,529
Accumulated net realized gain (loss)	2,742,042	175,472
Unrealized appreciation (depreciation)	387,524	2,009,416

	$3,047,851	$2,385,417

As of June 30, 2018, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Total Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$12,937,751	$902,762	$(515,238)	$387,524

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Six months ended June 30, 2018 (unaudited)

	Institutional Class	Class A
	Shares	Shares

Shares sold	289,940	55,958
Shares redeemed	(980,403)	(13,861)

Net increase (decrease)	(690,463)	42,097

Year ended December 31, 2017

	Institutional Class	Class A
	Shares	Shares

Shares sold	1,612,687	147,234
Shares redeemed	(564,496)	(35,482)

Net increase (decrease)	1,048,191	111,752

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2018 (unaudited)

NOTE 6 – ADVANCES

The Fund has entered into the custody agreement with UMB Bank N.A (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended June 30, 2018, the Fund had an outstanding average daily balance of $128,285, a weighted average interest rate of 1.53%, and paid $1,957 in interest. The maximum amount outstanding during the six months ended June 30, 2018 was $8,881,667. At June 30, 2018 the Fund had no Advances outstanding.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, if any, no additional items require disclosure.

Effective July 16, 2018, the Fund will also offer Class C Shares.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT RENEWAL

At a meeting held on May 16-17, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Advisory Agreement”) between and B. Riley Asset Management (the “Adviser”), a division of B. Riley Capital Management, LLC, and the Trust with respect to the B. Riley Diversified Equity Fund (the “Fund”). The Board reflected on its discussions regarding the Advisory Agreement, the Fund’s expense limitation agreement and the manner in which the Fund was managed with representatives from the Adviser at the Meeting.

At the Meeting, the Trustees reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”) addressing the duties of Trustees regarding the renewal of the Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s parent company’s financial information including a letter of support from the parent company, a fee comparison analysis for the Fund and comparable mutual funds, and the Advisory Agreement. The Trustees reviewed the types of information and factors to be considered by the Board in order to make an informed decision regarding the renewal of the Advisory Agreement; the material factors included: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

prepared or presented at this and prior Meetings, including information regarding the Fund’s expense limitation agreement and the manner in which the Fund was managed during the period. The Board requested or was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including (i) reports regarding the services and support provided by the Adviser to the Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Fund; (iii) the Adviser’s commentary on the reasons for the Fund’s performance; (iv) presentations by Fund management addressing the investment philosophy, investment strategy, personnel, and operations utilized in managing the Fund; (v) compliance reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Adviser’s Form ADV; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided by the Adviser to the Fund, information on investment advice, performance, summaries of Fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Trustees considered the responsibilities the Adviser has under the Advisory Agreement. The Trustees reviewed the services provided by the Adviser including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of Fund shares. The Trustees noted recent marketing efforts by the Adviser for the Fund and that it has three years of performance and received a 4-Star Morningstar rating recently. The Trustees considered the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Trustees concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Investment performance of the Fund and the Adviser.

The Trustees reviewed performance information for various periods ended March 31, 2018. The Trustees considered the Fund’s performance versus the Morningstar small growth category (the “Category”) and a peer group of funds derived from the small growth category and Morningstar’s small blend category (the “Peer Group”). The Trustees also considered the Fund’s performance relative to the Russell 2000 Value Total Return Index (the “Benchmark”). The Trustees noted that for the one-year period, the Fund performed below the median of the Category and Peer Group but outperformed the Benchmark. For the three-year period, the Board noted that the Fund performed above the median for Category and Peer Group and outperformed the Benchmark. The Trustees also considered the performance information of the Adviser’s SMA Select Portfolio relative to the Fund, noting that while the Fund performed similarly to the SMA Select Portfolio, there were differences due to certain of the strategies and the fee structure. Based on these considerations, the Trustees concluded that the performance of the Fund was satisfactory.

The costs of the services provided and the profits realized by the Adviser from the relationship with the Fund.

In this regard, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and its parent company, and the Adviser’s level of commitment to the Fund, including a letter of support from the Adviser’s parent company; the asset levels of the Fund; and the overall expenses of the Fund. The Trustees considered the fees and expenses of the Fund compared to the median of the Category and the Peer Group. The Trustees noted that the Fund’s expense ratio of 1.25% exceeded the Peer Group median by 0.18% and the Category median by 0.25%. The Trustees further noted that the gross advisory fee ranked in the bottom quartile relative to the Peer Group and Category median. The Trustees considered that while the management fee is higher than the Peer Group and Category medians, the services of the Adviser have been acceptable, and it has contractually committed to maintaining the Fund’s expense ratio at 1.25% and has done so since the inception of the Fund, although the Trustees noted that the Adviser is currently waiving its entire advisory fee. The Trustees also considered the fees of the Fund relative to separate accounts managed by the Adviser and the reasons for the differences in fees; they determined that the differences were reasonable under the circumstances. Following this analysis and upon further consideration and discussion of the services provided by the Adviser and its profits from managing the Fund, the Trustees concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Trustees considered the Fund’s fee arrangements with the Adviser. The Trustees noted although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

arrangement in place for the Fund. They further noted that this arrangement would allow shareholders of the Fund to realize benefits similar to those intended to be experienced from breakpoints in an advisory fee though shareholders would not have to wait for assets to grow significantly to realize such benefits under the expense limitation agreement. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser, which they attributed to the negotiation efforts of the Adviser on behalf of the Fund. Following further discussion of the Fund’s asset levels, expectations for asset growth, and the Adviser’s fees, the Trustees determined that the Fund’s fee arrangements, considering all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of the Fund’s shareholders.

Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis for the Fund’s payment of soft dollars to broker-dealers and the Fund’s and Adviser’s procedures for monitoring such transactions; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s code of ethics. The Trustees noted that the Adviser has an affiliated broker/dealer and that the Adviser executes all Fund trades through the broker. The Trustees considered the administration of the Trust’s procedures for ensuring compliance with applicable rules and regulations governing the use of affiliated brokers to effect portfolio transactions, and the Adviser’s procedures for governing the relationship with the Fund, including those that were in place to ensure compliance with other applicable securities laws and regulations. The Trustees considered rates of commissions paid by the Fund to the affiliated broker, noting that the rates of commissions paid by the Fund were reasonable. The Trustees noted that the Fund may benefit from the fact that the Adviser is part of a larger organization. The Trustees also noted that the Adviser generates soft dollars through trading with its affiliated broker, which may create a conflict of interest that the Fund and the Adviser must manage. Based on the foregoing, the Trustees determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement for another one-year term.

B. RILEY DIVERSIFIED EQUITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2018, and held for the period ended June 30, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

B. RILEY DIVERSIFIED EQUITY FUND – continued
FUND EXPENSES (unaudited)

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Annualized Expense Ratio	Expenses Paid During Period Ended* (6/30/18)
Institutional Class Actual	$1,000	$1,025.50	1.25%	$6.28
Institutional Class Hypothetical**	$1,000	$1,018.75	1.25%	$6.26
Class A Actual	$1,000	$1,020.68	1.50%	$7.52
Class A Hypothetical**	$1,000	$1,017.50	1.50%	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.
**	5% return before expenses.

Investment Advisor:
B. Riley Asset Management, a division of
B. Riley Capital Management, LLC
11100 Santa Monica Blvd., Suite 800
Los Angeles, California 90025

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:
PractusTM LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

ITEM 2.             CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.             AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.             SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.             CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules

13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.              EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date: September 7, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Principal Financial Officer

Date: September 7, 2018

* Print the name and title of each signing officer under his or her signature.